Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

3. FAIR VALUE MEASUREMENT

The Company measures certain financial instruments at fair value in our balance sheets. The fair value of these instruments is based on valuations that include inputs that can be classified within one of the three levels of a hierarchy. Level 1 inputs include quoted market prices in an active market for identical assets or liabilities. Level 2 inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data. Level 3 inputs are unobservable and corroborated by little or no market data.

Except for the bond portfolio, which is required by authoritative accounting guidance to be recorded at fair value in our balance sheets, the Company elected not to record any other financial assets or liabilities at fair value on a recurring basis. We recorded an aggregate other than temporary impairment for losses on our Agape bonds (Note 4), which totaled $558,000 and $458,000 for the periods ended June 30, 2019 and December 31, 2018, respectively.

The following table summarizes the Company’s financial instruments that were measured at fair value on a recurring basis:

		Fair Value Measurement
June 30, 2019	Fair Value	Level 3

Bond portfolio	$16,100,937	$16,100,937

		Fair Value Measurement
December 31, 2018	Fair Value	Level 3

Bond portfolio	$15,389,807	$15,389,807

We determine the fair value of the bond portfolio shown in the table above by comparing it with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation.

The change in Level 3 assets measured at fair value on a recurring basis is summarized as follows:

Bond Portfolio

Balance at December 31, 2018	$15,389,807
Additional losses on bond portfolio	(100,000)
Purchases	895,000
Proceeds	(83,870)
Balance at June 30, 2019	$16,100,937

Real estate held for sale and impaired loans are recorded at fair value on a nonrecurring basis. The fair value of real estate held for sale was based upon the listed sales price less expected selling costs, which is a Level 3 input. The resulting impairment charges were $0 and $114,787 for the periods ended June 30, 2019 and December 31, 2018, respectively.

The following table summarizes the Company’s financial instruments that were measured at fair value on a nonrecurring basis:

	June 30, 2019
	Level 1	Level 2	Level 3	Fair Value at June 30, 2019
Impaired Loans	$—	$—	$611,390	$611,390
Real estate held for resale	—	—	327,925	327,925
Totals	$—	$—	$939,315	$939,315

	December 31, 2018
	Level 1	Level 2	Level 3	Fair Value at December 31, 2018
Impaired Loans	$—	$—	$665,267	$665,267
Real estate held for resale	—	—	340,659	340,659
Totals	$—	$—	$1,005,926	$1,005,926

The change in Level 3 assets measured at fair value on a nonrecurring basis is summarized as follows:

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2018	$665,267	$340,659
Dispositions/Proceeds	(28,891)	—
Impairment	(24,986)	(12,734)
Balance at June 30, 2019	$611,390	$327,925

The fair value of impaired loans referenced above was determined by obtaining independent third party appraisals and/or internally developed collateral valuations to support the Company’s estimates and judgments in determining the fair value of the underlying collateral supporting impaired loans.

The fair value of real estate held for resale referenced above was determined by obtaining market price valuations from independent third parties wherever such quotes were available for the other collateral owned. The Company utilized independent third party appraisal to support the Company’s estimates and judgments in determining fair value for other real estate owned.

2. FAIR VALUE MEASUREMENT

The Company measures certain financial instruments at fair value in our balance sheets. The fair value of these instruments is based on valuations that include inputs that can be classified within one of the three levels of a hierarchy. Level 1 inputs include quoted market prices in an active market for identical assets or liabilities. Level 2 inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data. Level 3 inputs are unobservable and corroborated by little or no market data.

Except for the bond portfolio, which is required by authoritative accounting guidance to be recorded at fair value in our balance sheets, the Company elected not to record any other financial assets or liabilities at fair value on a recurring basis. We recorded an aggregate other than temporary impairment for losses on our Agape bonds (Note 3), which totaled $458,000 for both the years ended December 31, 2018 and 2017.

The following table summarizes the Company’s financial instruments that were measured at fair value on a recurring basis:

		Fair Value Measurement
December 31, 2018	Fair Value	Level 3

Bond portfolio	$15,389,807	$15,389,807

		Fair Value Measurement
December 31, 2017	Fair Value	Level 3

Bond portfolio	$14,229,755	$14,229,755

We determine the fair value of the bond portfolio shown in the table above by comparing it with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation.

The change in Level 3 assets measured at fair value on a recurring basis is summarized as follows:

	2018	2017
Balance at beginning of year	$14,229,755	$11,482,616
Purchases	1,883,052	2,964,000
Proceeds	(723,000)	(216,861)
Balance at end of year	$15,389,807	$14,229,755

Real estate held for sale and impaired loans are recorded at fair value on a nonrecurring basis. The fair value of real estate held for sale was based upon the listed sales price less expected selling costs, which is a Level 3 input. The resulting impairment charges were $114,787 and $0 for the years ended December 31, 2018 and 2017, respectively.

The following table summarizes the Company’s financial instruments that were measured at fair value on a nonrecurring basis:

	December 31, 2018
	Level 1	Level 2	Level 3	Fair Value at December 31, 2018
Impaired Loans	$—	$—	$665,267	$665,267
Real estate held for resale	—	—	340,659	340,659
	$—	$—	$1,005,926	$1,005,926

	December 31, 2017
	Level 1	Level 2	Level 3	Fair Value at December 31, 2017
Impaired Loans	$—	$—	$1,321,500	$1,321,500
Real estate held for resale	—	—	225,872	225,872
	$—	$—	$1,547,372	$1,547,372

The change in Level 3 assets measured at fair value on a nonrecurring basis is summarized as follows:

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2016	$1,189,873	$340,872
Additions/Acquisitions	197,034	-
Dispositions/Proceeds	(5,465)	(115,000)
Impairment	(59,942)	-
Balance at December 31, 2017	$1,321,500	$225,872
Additions/Acquisitions	-	125,249
Dispositions/Proceeds	(546,406)	-
Impairment	(109,827)	(10,462)
Balance at December 31, 2018	$ 665,267	$340,659

The fair value of impaired loans referenced above was determine by obtaining independent third party appraisals and/or internally developed collateral valuations to support the Company’s estimates and judgements in determining the fair value of the underlying collateral supporting impaired loans.

The fair value of real estate held for resale referenced above was determined by obtaining market price valuations from independent third parties wherever such quotes were available for the other collateral owned. The company utilized independent third party appraisal to support the Company’s estimates and judgements in determining fair value for other real estate owned.